RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CHANGES IN LEVEL 3 AND OTHER FINANCIAL INSTRUMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative asset/(liability) at beginning of period	CAD 149	CAD (164)
Total gains/(loss)
Included in earnings	136	252
Included in OCI	(1)	32
Settlements	(230)	29
Level 3 net derivative asset at end of period	54	149
Amount of transfer of fair value of liabilities between levels	0	0
Amount of transfer of fair value of assets between level	0	0
Net Investment Hedges unrealized translation loss on foreign exchange contracts	631	199
Net Investment Hedges unrealized loss on change in fair value on foreign exchange contracts	250	114
Net Investment Hedges realized gains (loss) on settlement on forward exchange contracts	4	10
Net Investment Hedges realized gains (loss) on settlement of United States dollar denominated debt	(75)	0
Net Investment Hedges amount of ineffectiveness	0	0
Equity investments at carrying value	CAD 126	99
Preference shares | Minimum
Total gains/(loss)
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preference shares | Maximum
Total gains/(loss)
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Total gains/(loss)
Long-term debt	CAD 41,530	34,427
Carrying value | Preference shares
Total gains/(loss)
Held to maturity preferred share investment	344	323
Total Gross Derivative Instruments
Total gains/(loss)
Long-term debt	41,045	36,637
Total Gross Derivative Instruments | Preference shares
Total gains/(loss)
Held to maturity preferred share investment	CAD 580	CAD 580